Consolidated Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS RREEF Real Assets Fund

	Shares	Value ($)
Common Stocks 76.1%
Communication Services 1.0%
Diversified Telecommunication Services
Cellnex Telecom SA 144A	93,150	4,024,107
China Tower Corp. Ltd. "H", 144A	12,332,000	2,728,108
		6,752,215
Consumer Staples 0.5%
Food Products
Bunge Ltd.	37,240	2,143,162
Ingredion, Inc.	15,290	1,421,205
		3,564,367
Energy 11.3%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.*	215,446	13,157,287
ConocoPhillips	27,850	1,811,085
Enbridge, Inc.	154,600	6,146,855
Keyera Corp.	217,819	5,706,521
Koninklijke Vopak NV	79,690	4,324,313
LUKOIL PJSC (ADR)	13,620	1,344,430
Marathon Petroleum Corp.	32,753	1,973,368
ONEOK, Inc.	54,635	4,134,230
Pioneer Natural Resources Co.	9,900	1,498,563
Repsol SA	141,100	2,212,351
Rosneft Oil Co. PJSC (GDR) REG S	137,700	992,542
Royal Dutch Shell PLC "A"	116,180	3,450,042
Suncor Energy, Inc.	49,930	1,636,457
Targa Resources Corp.	128,420	5,243,389
TC Energy Corp.	321,782	17,137,918
Total SA	25,238	1,397,476
Williams Companies, Inc.	204,217	4,844,027
		77,010,854
Industrials 9.3%
Commercial Services & Supplies 1.9%
Republic Services, Inc.	70,856	6,350,824
Waste Connections, Inc.	73,814	6,701,573
		13,052,397
Construction & Engineering 1.0%
Ferrovial SA	228,396	6,918,516
Road & Rail 3.0%
CSX Corp.	149,370	10,808,413
East Japan Railway Co.	32,850	2,967,351
Union Pacific Corp.	37,078	6,703,332
		20,479,096
Transportation Infrastructure 3.4%
Auckland International Airport Ltd.	489,852	2,883,274
Getlink SE	196,156	3,410,043
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	12,420	1,473,136
Grupo Aeroportuario del Sureste SAB de CV (ADR)	11,780	2,207,454
Japan Airport Terminal Co., Ltd.	107,884	5,993,085
Sydney Airport (Units) (a)	214,120	1,301,869
Transurban Group (Units) (a)	538,055	5,637,403
		22,906,264
Information Technology 0.7%
IT Services
InterXion Holding NV*	60,000	5,028,600
Materials 7.5%
Chemicals 2.9%
CF Industries Holdings, Inc.	62,720	2,994,253
Corteva, Inc.	154,700	4,572,932
Nutrien Ltd.	104,710	5,013,146
OCI NV*	94,160	1,988,843
The Mosaic Co.	160,790	3,479,495
Yara International ASA	42,650	1,791,365
		19,840,034
Containers & Packaging 0.6%
DS Smith PLC	340,800	1,739,760
International Paper Co.	50,200	2,311,710
		4,051,470
Metals & Mining 2.8%
Anglo American Platinum Ltd.	7,630	712,428
Anglo American PLC	169,240	4,903,036
Antofagasta PLC	148,020	1,808,892
BHP Group Ltd.	282,150	7,717,709
Franco-Nevada Corp.	13,497	1,393,718
Nucor Corp.	47,110	2,651,351
		19,187,134
Paper & Forest Products 1.2%
Mondi PLC	122,269	2,888,409
Oji Holdings Corp.	409,500	2,217,156
Svenska Cellulosa AB SCA "B"	165,180	1,675,710
UPM-Kymmene Oyj	48,890	1,694,750
		8,476,025
Real Estate 32.7%
Equity Real Estate Investment Trusts (REITs) 26.6%
Activia Properties, Inc.	540	2,701,102
Agree Realty Corp.	52,458	3,680,978
Alexandria Real Estate Equities, Inc.	14,200	2,294,436
American Tower Corp.	118,538	27,242,403
Americold Realty Trust	184,476	6,467,728
Canadian Apartment Properties REIT	100,873	4,117,884
CoreSite Realty Corp.	37,497	4,204,164
Crown Castle International Corp.	175,814	24,991,960
Equinix, Inc.	6,316	3,686,649
Equity LifeStyle Properties, Inc.	63,100	4,441,609
Equity Residential	38,061	3,079,896
Extra Space Storage, Inc.	32,552	3,438,142
Frasers Centrepoint Trust (a)	1,422,600	2,971,924
Gecina SA	18,013	3,226,224
Granite Real Estate Investment Trust	100,464	5,104,628
Healthpeak Properties, Inc.	165,472	5,703,820
Hulic Reit, Inc.	675	1,226,034
InterRent Real Estate Investment Trust	235,300	2,834,001
Invitation Homes, Inc.	61,810	1,852,446
Kimco Realty Corp.	172,060	3,563,363
Klepierre SA	89,120	3,385,707
Life Storage, Inc.	32,000	3,464,960
Link REIT	804,268	8,531,776
Mapletree Logistics Trust (a)	4,408,350	5,703,535
Medical Properties Trust, Inc.	65,227	1,376,942
Merlin Properties Socimi SA	231,123	3,322,338
Mid-America Apartment Communities, Inc.	23,937	3,156,333
Mirvac Group (a)	1,472,105	3,285,686
Mori Trust Hotel Reit, Inc.	697	965,950
Mori Trust Sogo Reit, Inc.	893	1,600,597
Prologis, Inc.	41,360	3,686,830
Rexford Industrial Realty, Inc.	73,291	3,347,200
Ryman Hospitality Properties, Inc.	25,847	2,239,901
Segro PLC	265,560	3,163,837
STORE Capital Corp.	97,080	3,615,259
UNITE Group PLC	303,151	5,064,308
VEREIT, Inc.	263,325	2,433,123
Welltower, Inc.	53,850	4,403,853
Weyerhaeuser Co.	87,800	2,651,560
		182,229,086
Real Estate Management & Development 6.1%
CapitaLand Ltd.	1,808,600	5,044,915
Castellum AB	106,913	2,512,962
City Developments Ltd.	530,600	4,331,868
Daibiru Corp.	152,300	1,825,880
Fabege AB	170,650	2,835,405
New World Development Co., Ltd.	2,000,000	2,743,286
Sino Land Co., Ltd.	2,027,600	2,951,512
Sumitomo Realty & Development Co., Ltd.	148,200	5,180,499
Swire Properties Ltd.	1,137,900	3,783,511
Swiss Prime Site AG (Registered)*	58,960	6,822,862
Vonovia SE	74,749	4,031,323
		42,064,023
Utilities 13.1%
Electric Utilities 3.3%
Edison International	97,649	7,363,711
FirstEnergy Corp.	131,486	6,390,220
Orsted AS 144A	44,090	4,564,533
Terna Rete Elettrica Nazionale SpA	692,000	4,622,830
		22,941,294
Gas Utilities 3.1%
Atmos Energy Corp.	43,647	4,882,353
ENN Energy Holdings Ltd.	598,062	6,548,431
Hong Kong & China Gas Co., Ltd.	1,043,566	2,040,307
Tokyo Gas Co., Ltd.	328,208	7,970,175
		21,441,266
Multi-Utilities 4.4%
National Grid PLC	587,176	7,364,871
NiSource, Inc.	320,359	8,918,795
Sempra Energy	89,578	13,569,275
		29,852,941
Water Utilities 2.3%
American Water Works Co., Inc.	31,911	3,920,267
Severn Trent PLC	350,870	11,690,011
		15,610,278
Total Common Stocks (Cost $447,993,338)		521,405,860
Exchange-Traded Funds 0.8%
iShares Global Timber & Forestry ETF (a) (Cost $4,712,610)	76,081	5,109,600
	Principal Amount ($)	Value ($)
Government & Agency Obligations 20.2%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.5%, 1/15/2028	3,804,623	3,902,938
1.375%, 2/15/2044	2,079,960	2,452,753
2.125%, 2/15/2040	3,719,548	4,861,419
2.375%, 1/15/2027	7,380,882	8,519,327
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2022	3,590,696	3,585,396
0.125%, 1/15/2023	3,252,071	3,251,747
0.125%, 7/15/2024	8,311,559	8,361,044
0.25%, 1/15/2025	5,651,770	5,701,977
0.375%, 1/15/2027	8,130,110	8,253,466
0.375%, 7/15/2027	7,325,780	7,472,530
0.625%, 1/15/2026	9,042,583	9,319,678
U.S. Treasury Notes:
1.375%, 2/29/2020	15,243,000	15,235,908
1.5%, 5/15/2020	16,000,000	15,991,875
1.625%, 6/30/2020	14,627,000	14,627,000
2.625%, 8/15/2020	10,000,000	10,060,156
2.625%, 11/15/2020	7,000,000	7,058,789
3.625%, 2/15/2020	10,000,000	10,023,175
Total Government & Agency Obligations (Cost $136,703,263)		138,679,178
	Shares	Value ($)
Rights 0.0%
Energy
Repsol SA, Expiration Date 1/21/2020* (Cost $66,676)	141,100	66,949
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (b) (c) (Cost $13,210,140)	13,210,140	13,210,140
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.62% (b) (Cost $12,588,938)	12,588,938	12,588,938
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $615,274,965)	100.8	691,060,665
Other Assets and Liabilities, Net	(0.8)	(5,692,494)
Net Assets	100.0	685,368,171

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 3/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (b) (c)
16,289,940	—	3,079,800 (d)	—	—	41,665	—	13,210,140	13,210,140
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.62% (b)
6,362,443	289,447,818	283,221,323	—	—	198,524	—	12,588,938	12,588,938
22,652,383	289,447,818	286,301,123	—	—	240,189	—	25,799,078	25,799,078

* Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2019 amounted to $12,651,872, which is 1.8% of net assets.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At December 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	1/31/2020	120	7,229,188	7,920,000	690,812
Cocoa Futures	USD	3/16/2020	26	680,701	660,400	(20,301)
Coffee “C”	USD	5/18/2020	13	575,294	643,011	67,717
Copper Futures	USD	3/27/2020	148	9,841,026	10,348,900	507,874
Corn Futures	USD	3/13/2020	228	4,500,206	4,420,350	(79,856)
Cotton No. 2 Futures	USD	3/9/2020	20	655,478	690,500	35,022
Gasoline RBOB	USD	2/28/2020	42	2,953,087	3,004,092	51,005
Gold 100 oz. Futures	USD	2/26/2020	68	10,129,938	10,357,080	227,142
Lean Hogs Futures	USD	2/14/2020	72	2,089,741	2,057,040	(32,701)
Live Cattle Futures	USD	2/28/2020	91	4,536,422	4,583,670	47,248
LME Nickel Futures	USD	3/16/2020	50	4,030,365	4,207,500	177,135
LME Primary Aluminium Futures	USD	1/13/2020	106	4,609,091	4,741,513	132,422
LME Primary Aluminium Futures	USD	3/16/2020	90	3,946,235	4,072,500	126,265
LME Zinc Futures	USD	3/16/2020	47	2,609,243	2,672,831	63,588
Natural Gas Futures	USD	2/26/2020	185	4,662,942	3,992,300	(670,642)
NY Harbor ULSD Futures	USD	3/31/2020	29	2,261,543	2,435,635	174,092
Palladium Future	USD	3/27/2020	7	1,212,905	1,336,510	123,605
Silver Futures	USD	3/27/2020	19	1,676,742	1,702,495	25,753
Soybean Futures	USD	3/13/2020	109	4,988,139	5,207,475	219,336
Soybean Meal Futures	USD	3/13/2020	33	998,036	1,005,511	7,475
Sugar Futures	USD	2/28/2020	91	1,263,309	1,367,767	104,458
WTI Crude Futures	USD	2/20/2020	135	7,558,761	8,203,951	645,190
Total net unrealized appreciation						2,622,639

At December 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Primary Aluminium Futures	USD	1/13/2020	106	4,602,107	4,741,513	(139,406)

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2019, the Fund held $80,866,617 in the Subsidiary, representing 11.6% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$6,752,215	$—	$6,752,215
Consumer Staples	3,564,367	—	—	3,564,367
Energy	65,626,672	11,384,182	—	77,010,854
Industrials	34,244,732	29,111,541	—	63,356,273
Information Technology	5,028,600	—	—	5,028,600
Materials	22,416,605	29,138,058	—	51,554,663
Real Estate	137,080,068	87,213,041	—	224,293,109
Utilities	45,044,621	44,801,158	—	89,845,779
Exchange-Traded Funds	5,109,600	—	—	5,109,600
Fixed Income Investments	—	138,679,178	—	138,679,178
Rights	—	66,949	—	66,949
Short-Term Investments (e)	25,799,078	—	—	25,799,078
Derivatives (f)
Futures Contracts	3,426,139	—	—	3,426,139
Total	$347,340,482	$347,146,322	$—	$694,486,804
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(942,906)	$—	$—	$(942,906)
Total	$(942,906)	$—	$—	$(942,906)

(e)	See Consolidated Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$ 2,483,233